ANNUAL REPORT
DECEMBER 31, 1998





                          THE TRAVELERS SEPARATE ACCOUNT QP
                          FOR VARIABLE ANNUITIES





   [TRAVELERS LIFE & ANNUITY LOGO]
   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT 06183

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

ASSETS:

 Investments in eligible funds at market value:

   American Odyssey Funds, Inc., 2,717,768 shares (cost $38,078,914) ...................      $39,882,841
   Capital Appreciation Fund, 192,410 shares (cost $10,105,340) ........................       13,995,869
   Delaware Group Premium Fund, Inc., 444 shares (cost $6,616) .........................            7,310
   Dreyfus Stock Index Fund, 207,953 shares (cost $5,610,363) ..........................        6,762,634
   Dreyfus Variable Investment Fund, 2,911 shares (cost $99,218) .......................          109,883
   Fidelity's Variable Insurance Products Fund, 455,567 shares (cost $11,734,409) ......       13,805,475
   Fidelity's Variable Insurance Products Fund II, 117,667 shares (cost $1,973,552) ....        2,136,827
   High Yield Bond Trust, 47,884 shares (cost $472,135) ................................          471,660
   Managed Assets Trust, 194,951 shares (cost $3,578,390) ..............................        3,897,069
   Money Market Portfolio, 29,313 shares (cost $29,313) ................................           29,313
   OCC Accumulation Trust, 59 shares (cost $2,219) .....................................            2,279
   Salomon Brothers Variable Series Funds Inc., 1,294 shares (cost $12,982) ............           14,090
   Strong Variable Insurance Funds, Inc., 298 shares (cost $2,485) .....................            3,006
   Templeton Variable Products Series Fund, 234,204 shares (cost $5,220,889) ...........        4,961,295
   The Montgomery Funds III, 23 shares (cost $348) .....................................              362
   The Travelers Series Trust, 485,821 shares (cost $7,434,850) ........................        7,962,206
   Travelers Series Fund Inc., 2,203,805 shares (cost $9,526,240) ......................       10,307,603
   Warburg Pincus Trust, 78 shares (cost $631) .........................................              641
                                                                                              -----------

     Total Investments (cost $93,888,894)...............................................                        $ 104,350,363

 Receivables:

   Dividends ...........................................................................                               93,780
   Purchase payments and transfers from other Travelers accounts .......................                            1,036,932
 Other assets ..........................................................................                               27,525
                                                                                                                 ------------

     Total Assets ......................................................................                          105,508,600
                                                                                                                 ------------


LIABILITIES:
 Payables:

   Contract surrenders and transfers to other Travelers accounts .......................                              454,588
   Insurance charges and administrative fees ...........................................                               21,692
                                                                                                                 ------------

     Total Liabilities..................................................................                              476,280
                                                                                                                 ------------

NET ASSETS:                                                                                                     $ 105,032,320
                                                                                                                 ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:

  Dividends ........................................................                        $ 3,333,929


EXPENSES:

  Insurance charges and administrative fees ........................                            623,290
                                                                                        ----------------

      Net investment income ........................................                          2,710,639
                                                                                        ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:

    Proceeds from investments sold .................................      $ 7,122,354
    Cost of investments sold .......................................        6,461,747
                                                                      ----------------

      Net realized gain (loss) .....................................                            660,607


  Change in unrealized gain (loss) on investments:

    Unrealized gain at December 31, 1997 ...........................        2,373,529
    Unrealized gain at December 31, 1998 ...........................       10,461,469
                                                                      ----------------

      Net change in unrealized gain (loss) for the year ............                          8,087,940
                                                                                        ----------------

         Net realized gain (loss) and change in unrealized gain (loss)                        8,748,547
                                                                                        ----------------

  Net increase in net assets resulting from operations .............                       $ 11,459,186
                                                                                        ================




                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                   1998                 1997
                                                                                   ----                 ----
OPERATIONS:

  Net investment income ..............................................           $  2,710,639         $   490,944

  Net realized gain (loss) from investment transactions ..............                660,607             131,259
  Net change in unrealized gain (loss) on investments ................              8,087,940           2,470,840
                                                                                 ------------         -----------

    Net increase in net assets resulting from operations .............             11,459,186           3,093,043
                                                                                 ------------         -----------

UNIT TRANSACTIONS:

  Participant purchase payments
    (applicable to 44,678,313 and 11,435,719 units, respectively)  ...             56,161,812          13,165,340
  Participant transfers from other Travelers accounts
    (applicable to 12,816,931 and 16,386,065 units, respectively)  ...             16,698,425          18,180,870
  Administrative and asset allocation charges
    (applicable to 283,872 and 121,657 units, respectively)  .........               (349,434)           (139,741)
  Contract surrenders
    (applicable to 2,279,007 and 745,692 units, respectively)  .......             (3,036,942)           (867,895)
  Participant transfers to other Travelers accounts
    (applicable to 8,454,330 and 3,519,090 units, respectively)  .....            (10,408,149)         (3,811,813)
  Other payments to participants
    (applicable to 33,572 and 19,258 units, respectively)  ...........                (44,498)            (22,155)
                                                                                 ------------         -----------

  Net increase in net assets resulting from unit transactions ........             59,021,214          26,504,606
                                                                                 ------------         -----------

    Net increase in net assets .......................................             70,480,400          29,597,649

NET ASSETS:

  Beginning of year ..................................................             34,551,920           4,954,271
                                                                                 ------------         -----------

  End of year ........................................................           $105,032,320         $34,551,920
                                                                                 ============         ===========



                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Separate Account QP are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account QP were: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; Money Market Portfolio; U.S. Government Securities Portfolio, Utilities Portfolio, Social Awareness Stock Portfolio, Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio, Convertible Bond Portfolio, Disciplined Small Cap Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio and Strategic Stock Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Global High-Yield Bond Fund (formerly American Odyssey Short-Term Bond Fund) of American Odyssey Funds, Inc.; Alliance Growth Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney International Equity Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio and Smith Barney Large Capitalization Growth Portfolio of Travelers Series Fund Inc.; Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Capital Fund of Salomon Brothers Variable Series Funds Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; Dreyfus Stock Index Fund; Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc; Montgomery Variable
    Series: Growth Fund of The Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc. and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund, Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and The Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal
    Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $69,378,725 and $7,122,354 respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $93,888,894 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $10,896,961. Gross unrealized depreciation for all investments at December 31, 1998 was $435,492.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges, which are negotiated on an individual contract basis, are equivalent to 0.60%, 0.80%, 0.95%, 1.15%, 1.20% and 0.90% of the average net assets of Separate Account QP on an annual basis. Contract owners' equity associated with each insurance charge is identified as Price 1, Price 2, Price 3, Price 4, Price 5 and Price 6, respectively, in Note 4. Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.10% of the average net assets of certain allocated contracts in Separate Account QP on an annual basis. Contract owner's equity associated with this charge is identified as Price 5 in note 4.

    No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date) or, as an alternative, a surrender charge (up to 5% if a participant's purchase payment is surrendered within eight years of its payment date.) Contract surrender payments include $21,351 and $4,602 of contingent deferred sales charges and surrender charges for the years ended December 31, 1998 and 1997, respectively.

    Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers.
    Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $239,556 and $71,285 for the years ended December 31, 1998 and 1997, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                              DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
American Odyssey Funds, Inc.
  American Odyssey Core Equity Fund
    Price 1 ....................................        58,294    $     1.628    $    94,887
    Price 2 ....................................     1,060,046          1.620      1,717,789
    Price 3 ....................................     3,478,529          1.615      5,618,114
    Price 4 ....................................       347,272          1.608        558,383
    Price 5 ....................................       153,298          1.603        245,669
    Price 6 ....................................     3,149,947          1.617      5,093,108
  American Odyssey Emerging Opportunities Fund
    Price 1.....................................        70,995          0.856         60,755
    Price 2.....................................     1,040,352          0.852        886,320
    Price 3.....................................     3,784,469          0.849      3,213,335
    Price 4.....................................       236,065          0.845        199,545
    Price 5.....................................        68,535          0.842         57,740
    Price 6.....................................     2,811,132          0.850      2,389,567
  American Odyssey Intermediate-Term Bond Fund
    Price 1.....................................         1,407          1.172          1,649
    Price 2.....................................       520,065          1.167        606,964
    Price 3.....................................     1,143,580          1.163      1,330,189
    Price 4.....................................        55,670          1.158         64,466
    Price 5.....................................        30,548          1.154         35,257
    Price 6.....................................     1,072,949          1.164      1,249,435
  American Odyssey International Equity Fund
    Price 1.....................................        20,676          1.302         26,927
    Price 2.....................................       791,438          1.297      1,026,124
    Price 3.....................................     2,595,394          1.292      3,353,779
    Price 4.....................................       210,146          1.286        270,343
    Price 5.....................................        35,028          1.282         44,911
    Price 6.....................................     2,315,866          1.294      2,995,911
  American Odyssey Long-Term Bond Fund
    Price 1.....................................         6,982          1.235          8,624
    Price 2.....................................       872,955          1.230      1,073,518
    Price 3.....................................     2,268,910          1.226      2,780,839
    Price 4.....................................       154,138          1.220        188,077
    Price 5.....................................        50,376          1.216         61,262
    Price 6.....................................     2,127,335          1.227      2,610,272
  American Odyssey Global High-Yield Bond Fund
    Price 1.....................................         3,181          1.020          3,244
    Price 2.....................................       320,821          1.015        325,761
    Price 3.....................................     1,102,248          1.012      1,115,510
    Price 4.....................................        64,167          1.007         64,647
    Price 5.....................................        14,668          1.004         14,729
    Price 6.....................................       770,544          1.013        780,651

                                                          DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
  Capital Appreciation Fund

    Price 1.......................................     413,409    $     2.073    $   856,818
    Price 2.......................................     241,615          2.063        498,536
    Price 3.......................................   2,358,987          2.056      4,851,151
    Price 4.......................................     429,279          2.047        878,879
    Price 5.......................................     961,744          2.040      1,962,438
    Price 6.......................................   2,581,625          2.059      5,314,993

  Delaware Group Premium Fund, Inc.
    Small Cap Value Series

    Price 2.......................................       2,407          1.120          2,697
    Price 4.......................................         124          1.119            138
    Price 6.......................................       3,994          1.120          4,474

  Dreyfus Stock Index Fund

    Price 1.......................................     138,866          1.815        252,098
    Price 2.......................................          33          1.807             60
    Price 3.......................................   2,284,987          1.801      4,115,719
    Price 4.......................................     257,393          1.793        461,536
    Price 5.......................................   1,121,361          1.787      2,003,954

  Dreyfus Variable Investment Fund
    Capital Appreciation Portfolio

    Price 1.......................................         502          1.077            541
    Price 2.......................................      60,832          1.076         65,457
    Price 3.......................................       6,816          1.075          7,329
    Price 4.......................................       1,944          1.074          2,089
    Price 6.......................................      18,841          1.076         20,265
  Small Cap Portfolio
    Price 2 ......................................       1,748          1.198          2,094
    Price 4 ......................................       1,114          1.197          1,333
    Price 5 ......................................       6,726          1.196          8,047
    Price 6 ......................................       2,563          1.198          3,070

                                                           DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
Fidelity's Variable Insurance Products Fund
  Equity-Income Portfolio

    Price 1.......................................      39,301    $     1.475    $    57,978
    Price 2.......................................         624          1.469            917
    Price 3.......................................   2,294,202          1.464      3,358,102
    Price 4.......................................     302,651          1.457        441,030
    Price 5.......................................     738,800          1.452      1,072,997
    Price 6.......................................         373          1.465            547
Growth Portfolio
    Price 1.......................................      77,604          1.692        131,272
    Price 2.......................................         431          1.684            725
    Price 3.......................................   3,726,583          1.678      6,254,712
    Price 4.......................................     297,359          1.671        496,864
    Price 5.......................................     626,091          1.665      1,042,647
    Price 6.......................................          36          1.680             60
High Income Portfolio
    Price 1.......................................      40,705          1.128         45,896
    Price 2.......................................          95          1.122            107
    Price 3.......................................     578,543          1.119        647,245
    Price 4.......................................     181,391          1.114        202,029
    Price 5.......................................      97,958          1.110        108,739

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio

    Price 1.......................................      32,515          1.439         46,778
    Price 2.......................................         188          1.432            269
    Price 3.......................................   1,072,725          1.427      1,531,192
    Price 4.......................................     106,115          1.421        150,788
    Price 5.......................................     290,394          1.416        411,259

High Yield Bond Trust

    Price 1.......................................         533          1.267            675
    Price 2.......................................       3,334          1.261          4,204
    Price 3.......................................      54,195          1.257         68,109
    Price 4.......................................      33,994          1.251         42,531
    Price 5.......................................      28,684          1.247         35,768
    Price 6.......................................     255,952          1.258        322,018

                                                           DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
Managed Assets Trust

    Price 1.......................................      23,844    $     1.519    $    36,213
    Price 2.......................................      51,150          1.512         77,340
    Price 3.......................................     602,633          1.507        908,157
    Price 4.......................................     146,528          1.500        219,832
    Price 5.......................................     299,403          1.495        447,689
    Price 6.......................................   1,472,171          1.509      2,220,993

Money Market Portfolio

    Price 2.......................................      16,146          1.012         16,343
    Price 4.......................................       3,453          1.011          3,491
    Price 6.......................................       9,415          1.012          9,527

OCC Accumulation Trust
  Equity Portfolio

    Price 6.......................................       2,056          1.145          2,354

Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Total Return Fund

    Price 2.......................................       6,719          1.059          7,116

  Salomon Brothers Variable Capital Fund
    Price 2.......................................       4,438          1.146          5,087
    Price 4.......................................         164          1.146            188
    Price 6.......................................         246          1.146            282
  Salomon Brothers Variable Investors Fund
    Price 2.......................................       1,374          1.206          1,657

Strong Variable Insurance Funds, Inc.
  Strong Schafer Value Fund II

    Price 2.......................................       1,963          1.291          2,535
    Price 4.......................................          41          1.289             53
    Price 6.......................................         325          1.290            418

                                                           DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund (Class 1 shares)

    Price 1.......................................      41,126    $     1.297    $    53,333
    Price 2.......................................          93          1.291            120
    Price 3.......................................     512,555          1.287        659,535
    Price 4.......................................      52,584          1.281         67,361
    Price 5.......................................     421,487          1.277        538,134

  Templeton Bond Fund (Class 1 shares)

    Price 3.......................................      36,290          1.116         40,493
    Price 4.......................................       3,185          1.111          3,537
    Price 5.......................................      15,040          1.107         16,652

  Templeton Stock Fund (Class 1 shares)

    Price 1.......................................     212,737          1.209        257,271
    Price 2.......................................         875          1.204          1,054
    Price 3.......................................   2,102,810          1.200      2,523,216
    Price 4.......................................     193,454          1.195        231,094
    Price 5.......................................     499,388          1.191        594,563

The Montgomery Funds III
  Montgomery Variable Series: Growth Fund

    Price 6.......................................         338          1.070            361

The Travelers Series Trust
  Equity Income Portfolio

    Price 2.......................................      86,915          1.184        102,912
    Price 4.......................................     163,749          1.178        192,914
    Price 5.......................................      27,697          1.176         32,559
    Price 6.......................................   2,633,036          1.182      3,113,191
  Federated High Yield Portfolio
    Price 2.......................................      11,120          1.050         11,677
    Price 4.......................................       5,125          1.046          5,360
    Price 5.......................................         678          1.044            708
    Price 6.......................................      99,171          1.049        104,014
  Federated Stock Portfolio
    Price 2.......................................       8,544          1.266         10,816
    Price 4.......................................      14,772          1.259         18,602
    Price 5.......................................         972          1.257          1,222
    Price 6.......................................     591,770          1.264        747,962
  Large Cap Portfolio
    Price 2.......................................      10,852          1.382         14,998
    Price 4.......................................      68,162          1.375         93,729
    Price 5.......................................       1,349          1.372          1,852
    Price 6.......................................     520,424          1.380        718,207

                                                           DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
The Travelers Series Trust (continued)
  Lazard International Stock Portfolio

    Price 2.......................................       6,737    $     1.095       $  7,375
    Price 4.......................................      20,939          1.089         22,810
    Price 5.......................................      32,949          1.087         35,817
    Price 6.......................................     139,586          1.093        152,592
  MFS Mid Cap Growth Portfolio
    Price 2.......................................       1,512          1.212          1,833
    Price 6.......................................         538          1.212            652
  MFS Research Portfolio
    Price 1.......................................       4,261          1.245          5,306
    Price 2.......................................       7,232          1.245          9,003
    Price 6.......................................         214          1.245            266
  Social Awareness Stock Portfolio
    Price 1.......................................      12,064          1.724         20,797
    Price 2.......................................      18,134          1.716         31,122
    Price 3.......................................     293,875          1.711        502,679
    Price 4.......................................      81,076          1.703        138,065
    Price 5.......................................     157,955          1.697        268,088
    Price 6.......................................     417,397          1.712        714,765
  Strategic Stock Portfolio
    Price 6.......................................         866          1.071            928
  Disciplined Mid Cap Stock Portfolio
    Price 1.......................................           9          1.222             11
    Price 2.......................................       1,037          1.289          1,337
    Price 4.......................................         111          1.288            143
  Disciplined Small Cap Stock Portfolio
    Price 4.......................................         172          1.087            187
    Price 6.......................................         113          1.088            123
  Travelers Quality Bond Portfolio
    Price 1.......................................         228          1.102            251
    Price 2.......................................          32          1.099             35
    Price 3.......................................      21,396          1.097         23,470
    Price 4.......................................      23,910          1.094         26,161
    Price 5.......................................     101,354          1.092        110,687
    Price 6.......................................         806          1.098            885
  U.S. Government Securities Portfolio
    Price 1.......................................       6,143          1.259          7,732
    Price 2.......................................      29,647          1.253         37,148
    Price 3.......................................     145,195          1.249        181,326
    Price 4.......................................      22,572          1.243         28,064
    Price 5.......................................      62,648          1.239         77,629
    Price 6.......................................     210,497          1.250        263,168

                                                           DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
The Travelers Series Trust (continued)
  Utilities Portfolio

    Price 1.......................................       6,675    $     1.514    $    10,104
    Price 2.......................................       1,413          1.507          2,130
    Price 3.......................................      43,847          1.502         65,858
    Price 4.......................................      15,300          1.495         22,879
    Price 5.......................................       6,389          1.490          9,522
    Price 6.......................................      77,322          1.504        116,267

Travelers Series Fund Inc.
  Alliance Growth Portfolio

    Price 1.......................................      32,748          1.753         57,420
    Price 2.......................................      66,181          1.746        115,525
    Price 3.......................................     571,621          1.740        994,484
    Price 4.......................................     201,618          1.732        349,202
    Price 5.......................................     121,866          1.726        210,370
    Price 6.......................................   1,050,338          1.742      1,829,371
  MFS Total Return Portfolio
    Price 1.......................................      67,299          1.399         94,155
    Price 2.......................................      85,454          1.393        119,021
    Price 3.......................................      38,600          1.388         53,584
    Price 4.......................................     114,873          1.382        158,754
    Price 5.......................................      90,723          1.377        124,960
    Price 6.......................................     338,122          1.390        469,897
  Putnam Diversified Income Portfolio
    Price 1.......................................      31,397          1.093         34,316
    Price 2.......................................      36,325          1.088         39,525
    Price 3.......................................      46,716          1.084         50,662
    Price 4.......................................      89,751          1.080         96,899
    Price 5.......................................      82,211          1.076         88,462
    Price 6.......................................      95,775          1.086        103,981
  Smith Barney International Equity Portfolio
    Price 1.......................................      13,292          1.101         14,628
    Price 2.......................................       4,211          1.096          4,614
    Price 3.......................................     118,339          1.092        129,221
    Price 4.......................................      54,366          1.087         59,101
    Price 5.......................................      18,937          1.083         20,517
    Price 6.......................................     180,603          1.093        197,433

                                                           DECEMBER 31, 1998
                                                 --------------------------------------------
                                                 ACCUMULATION      UNIT            NET
                                                     UNITS         VALUE         ASSETS
Travelers Series Fund Inc. (continued)
  Smith Barney Money Market Portfolio

    Price 2.......................................       2,799    $     1.097  $       3,072
    Price 3.......................................     433,846          1.094        474,528
    Price 4.......................................     371,996          1.089        405,048
    Price 5.......................................     237,923          1.085        258,194
    Price 6.......................................     296,260          1.095        324,401
  Smith Barney High Income Portfolio
    Price 2.......................................       2,810          1.173          3,298
    Price 3.......................................      44,716          1.170         52,303
    Price 4.......................................      14,828          1.165         17,270
    Price 5.......................................      38,681          1.161         44,902
    Price 6.......................................     131,098          1.171        153,512
  Smith Barney Large Capitalization Growth Portfolio
    Price 6.......................................       4,942          1.313          6,488
  Smith Barney Large Cap Value Portfolio
    Price 1.......................................      21,635          1.456         31,500
    Price 2.......................................       7,331          1.449         10,626
    Price 3.......................................   1,199,090          1.445      1,732,163
    Price 4.......................................      81,366          1.438        117,010
    Price 5.......................................     190,418          1.433        272,914
    Price 6.......................................     509,575          1.446        736,936

Warburg Pincus Trust
  Emerging Markets Portfolio

    Price 2.......................................         285          1.079            308
    Price 6.......................................         309          1.079            333
                                                                              ---------------

Net Contract Owners' Equity ................................................   $ 105,032,320
                                                                              ===============

5.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                NO. OF                MARKET
                                                                                  SHARES                 VALUE
                                                                            -------------------   --------------------
  AMERICAN ODYSSEY FUNDS, INC. (38.2%)
    American Odyssey Core Equity Fund (Cost $12,401,039)                               642,714           $ 13,246,344
    American Odyssey Emerging Opportunities Fund (Cost $6,677,088)                     515,877              6,752,831
    American Odyssey Intermediate-Term Bond Fund (Cost $3,132,748)                     293,672              3,268,575
    American Odyssey International Equity Fund (Cost $7,189,810)                       454,475              7,657,899
    American Odyssey Long-Term Bond Fund (Cost $6,342,446)                             580,748              6,672,795
    American Odyssey Global High-Yield Bond Fund (Cost $2,335,783)                     230,282              2,284,397
                                                                            -------------------   --------------------
      Total (Cost $38,078,914)                                                       2,717,768             39,882,841
                                                                            -------------------   --------------------

  CAPITAL APPRECIATION FUND (13.4%)
      Total (Cost $10,105,340)                                                         192,410             13,995,869
                                                                            -------------------   --------------------

  DELAWARE GROUP PREMIUM FUND, INC. (0.0%)
    Small Cap Value Series
      Total (Cost $6,616)                                                                  444                  7,310
                                                                            -------------------   --------------------

  DREYFUS STOCK INDEX FUND (6.5%)
      Total (Cost $5,610,363)                                                          207,953              6,762,634
                                                                            -------------------   --------------------

  DREYFUS VARIABLE INVESTMENT FUND (0.1%)

    Capital Appreciation Portfolio (Cost $86,132)                                        2,644                 95,476
    Small Cap Portfolio (Cost $13,086)                                                     267                 14,407
                                                                            -------------------   --------------------
      Total (Cost $99,218)                                                               2,911                109,883
                                                                            -------------------   --------------------

  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (13.2%)

    Equity-Income Portfolio (Cost $4,459,760)                                          192,714              4,898,800
    Growth Portfolio (Cost $6,201,039)                                                 176,244              7,908,067
    High Income Portfolio (Cost $1,073,610)                                             86,609                998,608
                                                                            -------------------   --------------------
      Total (Cost $11,734,409)                                                         455,567             13,805,475
                                                                            -------------------   --------------------

  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (2.1%)

    Asset Manager Portfolio
      Total (Cost $1,973,552)                                                          117,667              2,136,827
                                                                            -------------------   --------------------

  HIGH YIELD BOND TRUST (0.5%)
      Total (Cost $472,135)                                                             47,884                471,660
                                                                            -------------------   --------------------

  MANAGED ASSETS TRUST (3.7%)

    Total (Cost $3,578,390)                                                            194,951              3,897,069
                                                                            -------------------   --------------------

  MONEY MARKET PORTFOLIO (0.0%)
      Total (Cost $29,313)                                                              29,313                 29,313
                                                                            -------------------   --------------------

  OCC ACCUMULATION TRUST (0.0%)

    Equity Portfolio
      Total (Cost $2,219)                                                                   59                  2,279
                                                                            -------------------   --------------------

                                                                                  NO. OF                MARKET
                                                                                  SHARES                 VALUE
                                                                            -------------------   --------------------
  SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (0.0%)

    Salomon Brothers Variable Total Return Fund (Cost $6,695)                              673            $     6,995
    Salomon Brothers Variable Capital Fund (Cost $4,916)                                   471                  5,445
    Salomon Brothers Variable Investors Fund (Cost $1,371)                                 150                  1,650
                                                                            -------------------   --------------------
      Total (Cost $12,982)                                                               1,294                 14,090
                                                                            -------------------   --------------------

  STRONG VARIABLE INSURANCE FUNDS, INC. (0.0%)

    Strong Schafer Value Fund II
      Total (Cost $2,485)                                                                  298                  3,006
                                                                            -------------------   --------------------

  TEMPLETON VARIABLE PRODUCTS SERIES FUND (4.8%)

    Templeton Asset Allocation Fund (Class 1 shares) (Cost $1,317,002)                  58,412              1,311,932
    Templeton Bond Fund (Class 1 shares) (Cost $59,120)                                  5,457                 60,405
    Templeton Stock Fund (Class 1 shares) (Cost $3,844,767)                            170,335              3,588,958
                                                                            -------------------   --------------------
      Total (Cost $5,220,889)                                                          234,204              4,961,295
                                                                            -------------------   --------------------

  THE MONTGOMERY FUNDS III (0.0%)

    Montgomery Variable Series: Growth Fund
      Total (Cost $348)                                                                     23                    362
                                                                            -------------------   --------------------

  THE TRAVELERS SERIES TRUST (7.6%)

    Equity Income Portfolio (Cost $3,268,476)                                          222,808              3,433,477
    Federated High Yield Portfolio (Cost $118,860)                                      10,184                113,142
    Federated Stock Portfolio (Cost $715,151)                                           47,792                748,426
    Large Cap Portfolio (Cost $739,810)                                                 47,459                827,205
    Lazard International Stock Portfolio (Cost $208,091)                                16,753                215,779
    MFS Mid Cap Growth Portfolio (Cost $2,189)                                             247                  2,486
    MFS Research Portfolio (Cost $12,716)                                                1,378                 14,554
    Social Awareness Stock Portfolio (Cost $1,423,691)                                  64,448              1,670,503
    Strategic Stock Portfolio (Cost $889)                                                   97                    917
    Disciplined Mid Cap Stock Portfolio (Cost $1,224)                                      104                  1,491
    Disciplined Small Cap Stock Portfolio (Cost $290)                                       35                    309
    Travelers Quality Bond Portfolio (Cost $163,506)                                    15,268                164,278
    U.S. Government Securities Portfolio (Cost $571,455)                                46,141                544,458
    Utilities Portfolio (Cost $208,502)                                                 13,107                225,181
                                                                            -------------------   --------------------
      Total (Cost $7,434,850)                                                          485,821              7,962,206
                                                                            -------------------   --------------------

                                                                                  NO. OF                MARKET
                                                                                  SHARES                 VALUE
                                                                            -------------------   --------------------
  TRAVELERS SERIES FUND INC. (9.9%)
    Alliance Growth Portfolio (Cost $3,000,688)                                        133,235          $   3,505,417
    MFS Total Return Portfolio (Cost $970,879)                                          59,697              1,016,636
    Putnam Diversified Income Portfolio (Cost $418,710)                                 34,345                412,135
    Smith Barney International Equity Portfolio (Cost $418,694)                         30,848                423,854
    Smith Barney Money Market Portfolio (Cost $1,780,707)                            1,780,707              1,780,707
    Smith Barney High Income Portfolio (Cost $278,503)                                  21,331                270,044
    Smith Barney Large Capitalization Growth Portfolio (Cost $5,648)                       527                  6,461
    Smith Barney Large Cap Value Portfolio (Cost $2,652,411)                           143,115              2,892,349
                                                                            -------------------   --------------------
      Total (Cost $9,526,240)                                                        2,203,805             10,307,603
                                                                            -------------------   --------------------

  WARBURG PINCUS TRUST (0.0%)

    Emerging Markets Portfolio
      Total (Cost $631)                                                                     78                    641
                                                                            -------------------   --------------------

  TOTAL INVESTMENT OPTIONS (100%)
    (COST $93,888,894)                                                                                  $ 104,350,363
                                                                                                  ====================

                      This page intentionally left blank.

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                AMERICAN ODYSSEY CORE        AMERICAN ODYSSEY EMERGING
                                                                    EQUITY FUND                  OPPORTUNITIES FUND
                                                            ----------------------------- -----------------------------
                                                                1998           1997           1998           1997
                                                                ----           ----           ----           ----
INVESTMENT INCOME:
Dividends ...............................................       $ 778,884    $    87,344    $         -    $         -
                                                            -------------- -------------- -------------- --------------

EXPENSES:
Insurance charges and administrative fees ...............          74,543         24,279         38,386         14,620
                                                            -------------- -------------- -------------- --------------
    Net investment income (loss) ........................         704,341         63,065        (38,386)       (14,620)
                                                            -------------- -------------- -------------- --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.........................         532,980        118,791         79,470        121,895
  Cost of investments sold ..............................         410,739        103,058         89,144        138,212
                                                            -------------- -------------- -------------- --------------

    Net realized gain (loss).............................         122,241         15,733         (9,674)       (16,317)
                                                            -------------- -------------- -------------- --------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...............         564,904        (21,402)       207,551        (38,832)
  Unrealized gain (loss) end of year ....................         845,305        564,904         75,743        207,551
                                                            -------------- -------------- -------------- --------------

    Net change in unrealized gain (loss) for the year....         280,401        586,306       (131,808)       246,383
                                                            -------------- -------------- -------------- --------------

Net increase (decrease) in net assets
  resulting from operations..............................       1,106,983        665,104       (179,868)       215,446
                                                            -------------- -------------- -------------- --------------


UNIT TRANSACTIONS:

Participant purchase payments ...........................       8,607,345      1,522,927      4,653,864        925,080
Participant transfers from other Travelers accounts......         835,387      1,866,761        570,915      1,184,245
Administrative and asset allocation charges .............         (85,560)       (31,417)       (48,757)       (17,583)
Contract surrenders .....................................        (314,411)       (53,114)      (148,363)       (54,954)
Participant transfers to other Travelers accounts........      (1,200,115)      (121,293)      (525,891)      (121,415)
Other payments to participants ..........................          (3,708)        (3,508)        (1,974)        (1,396)
                                                            -------------- -------------- -------------- --------------

  Net increase (decrease) in net assets
    resulting from unit transactions ....................       7,838,938      3,180,356      4,499,794      1,913,977
                                                            -------------- -------------- -------------- --------------

    Net increase (decrease) in net assets................       8,945,921      3,845,460      4,319,926      2,129,423

NET ASSETS:

  Beginning of year......................................       4,382,029        536,569      2,487,336        357,913
                                                            -------------- -------------- -------------- --------------

  End of year............................................     $13,327,950    $ 4,382,029    $ 6,807,262    $ 2,487,336
                                                            ============== ============== ============== ==============




                                                              AMERICAN ODYSSEY INTERMEDIATE-
                                                                        TERM BOND FUND
                                                             -----------------------------
                                                                 1998           1997
                                                                 ----           ----
INVESTMENT INCOME:
Dividends ...............................................      $     8,054    $    64,517
                                                             -------------- --------------

EXPENSES:
Insurance charges and administrative fees ...............           18,258          6,808
                                                             -------------- --------------
    Net investment income (loss) ........................          (10,204)        57,709
                                                             -------------- --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.........................          142,913         89,043
  Cost of investments sold ..............................          142,881         89,417
                                                             -------------- --------------

    Net realized gain (loss).............................               32           (374)
                                                             -------------- --------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...............          (16,747)       (10,127)
  Unrealized gain (loss) end of year ....................          135,827        (16,747)
                                                             -------------- --------------

    Net change in unrealized gain (loss) for the year....          152,574         (6,620)
                                                             -------------- --------------

Net increase (decrease) in net assets
  resulting from operations..............................          142,402         50,715
                                                             -------------- --------------


UNIT TRANSACTIONS:

Participant purchase payments ...........................        2,304,161        405,434
Participant transfers from other Travelers accounts......          316,929        581,132
Administrative and asset allocation charges .............          (22,311)        (8,454)
Contract surrenders .....................................          (67,704)       (17,956)
Participant transfers to other Travelers accounts........         (484,991)      (101,432)
Other payments to participants ..........................           (6,950)        (1,953)
                                                             -------------- --------------

  Net increase (decrease) in net assets
    resulting from unit transactions ....................        2,039,134        856,771
                                                             -------------- --------------

    Net increase (decrease) in net assets................        2,181,536        907,486

NET ASSETS:

  Beginning of year......................................        1,106,424        198,938
                                                             -------------- --------------

  End of year............................................      $ 3,287,960    $ 1,106,424
                                                             ============== ==============

AMERICAN ODYSSEY INTERNATIONAL  AMERICAN ODYSEEY LONG-TERM     AMERICAN ODYSSEY GLOBAL HIGH-
       EQUITY FUND                      BOND FUND                      YIELD BOND FUND         CAPITAL APPRECIATION FUND
-----------------------------   -----------------------------  -----------------------------  -----------------------------
    1998           1997             1998           1997            1998           1997            1998           1997
    ----           ----             ----           ----            ----           ----            ----           ----
    $ 217,795       $ 43,746         $ 64,308      $ 102,816           $ 320       $ 27,623       $ 188,889           $ 16
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------


       40,662         12,342           35,885         10,585          12,102          3,369          67,205         13,740
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------
      177,133         31,404           28,423         92,231         (11,782)        24,254         121,684        (13,724)
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------




       37,449         96,178           67,489         55,502          13,974         48,918         164,935        234,322
       32,718         88,805           64,476         54,370          14,480         49,041         113,843        218,081
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------

        4,731          7,373            3,013          1,132            (506)          (123)         51,092         16,241
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------


          413          5,270           45,907        (11,169)         (7,415)        (3,899)        210,889        (18,413)
      468,089            413          330,349         45,907         (51,386)        (7,415)      3,890,529        210,889
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------

      467,676         (4,857)         284,442         57,076         (43,971)        (3,516)      3,679,640        229,302
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------


      649,540         33,920          315,878        150,439         (56,259)        20,615       3,852,416        231,819
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------





    5,123,803        891,264        4,728,497        780,837       1,550,136        227,183       6,056,836      1,169,906
      403,511      1,067,137          486,012        845,088         633,063        249,308       2,589,399      1,180,301
      (55,952)       (17,735)         (53,795)       (17,204)        (17,800)        (4,646)         (9,991)        (4,878)
     (130,464)       (31,434)        (112,099)       (21,340)        (48,798)       (25,993)       (331,368)       (71,689)
     (358,805)      (115,412)        (531,508)       (83,245)       (299,413)       (38,976)       (421,978)      (174,370)
         (737)        (1,577)          (1,254)        (1,891)           (240)        (1,206)         (5,352)             -
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------


    4,981,356      1,792,243        4,515,853      1,502,245       1,816,948        405,670       7,877,546      2,099,270
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------

    5,630,896      1,826,163        4,831,731      1,652,684       1,760,689        426,285      11,729,962      2,331,089





    2,087,099        260,936        1,890,861        238,177         543,853        117,568       2,632,853        301,764
-------------- --------------   -------------- --------------  -------------- --------------  -------------- --------------

  $ 7,717,995    $ 2,087,099      $ 6,722,592    $ 1,890,861     $ 2,304,542      $ 543,853    $ 14,362,815    $ 2,632,853
============== ==============   ============== ==============  ============== ==============  ============== ==============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                        SMALL CAP VALUE SERIES
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ...................................................                 $ -                  $ -
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees ...................                   9                    -
                                                               -------------------  -------------------
    Net investment income (loss) ............................                  (9)                   -
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.............................                   1                    -
  Cost of investments sold ..................................                   1                    -
                                                               -------------------  -------------------

    Net realized gain (loss).................................                   -                    -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...................                   -                    -
  Unrealized gain (loss) end of year ........................                 694                    -
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year........                 694                    -
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations..................................                 685                    -
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ...............................               6,487                    -
Participant transfers from other Travelers accounts .........                 138                    -
Administrative and asset allocation charges .................                  (1)                   -
Contract surrenders .........................................                   -                    -
Participant transfers to other Travelers accounts ...........                   -                    -
Other payments to participants ..............................                   -                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................               6,624                    -
                                                               -------------------  -------------------

    Net increase (decrease) in net assets....................               7,309                    -

NET ASSETS:

  Beginning of year..........................................                   -                    -
                                                               -------------------  -------------------

  End of year................................................             $ 7,309                  $ -
                                                               ===================  ===================



                                                                       DREYFUS STOCK INDEX FUND
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ...................................................            $ 79,896             $ 88,453
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees ...................              49,821               12,714
                                                               -------------------  -------------------
    Net investment income (loss) ............................              30,075               75,739
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.............................             583,574               46,835
  Cost of investments sold ..................................             431,835               38,298
                                                               -------------------  -------------------

    Net realized gain (loss).................................             151,739                8,537
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...................             204,369               (2,689)
  Unrealized gain (loss) end of year ........................           1,152,271              204,369
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year........             947,902              207,058
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations..................................           1,129,716              291,334
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ...............................           2,003,579            1,000,882
Participant transfers from other Travelers accounts .........           1,982,993            1,221,050
Administrative and asset allocation charges .................             (11,560)              (6,442)
Contract surrenders .........................................            (266,362)             (19,567)
Participant transfers to other Travelers accounts ...........            (640,642)             (71,185)
Other payments to participants ..............................                 (35)                   -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................           3,067,973            2,124,738
                                                               -------------------  -------------------

    Net increase (decrease) in net assets....................           4,197,689            2,416,072

NET ASSETS:

  Beginning of year..........................................           2,635,678              219,606
                                                               -------------------  -------------------

  End of year................................................         $ 6,833,367          $ 2,635,678
                                                               ===================  ===================



                                                                DREYFUS CAPITAL APPRECIATION PORTFOLIO
                                                               ---------------------------------------
                                                                      1998                1997
                                                                      ----                ----
INVESTMENT INCOME:
Dividends ...................................................               $ 472                 $ -
                                                               ------------------- -------------------

EXPENSES:
Insurance charges and administrative fees ...................                 137                   -
                                                               ------------------- -------------------
    Net investment income (loss) ............................                 335                   -
                                                               ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.............................               2,378                   -
  Cost of investments sold ..................................               2,754                   -
                                                               ------------------- -------------------

    Net realized gain (loss).................................                (376)                  -
                                                               ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...................                   -                   -
  Unrealized gain (loss) end of year ........................               9,344                   -
                                                               ------------------- -------------------

    Net change in unrealized gain (loss) for the year........               9,344                   -
                                                               ------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations..................................               9,303                   -
                                                               ------------------- -------------------


UNIT TRANSACTIONS:

Participant purchase payments ...............................              79,471                   -
Participant transfers from other Travelers accounts .........               6,910                   -
Administrative and asset allocation charges .................                  (3)                  -
Contract surrenders .........................................                   -                   -
Participant transfers to other Travelers accounts ...........                   -                   -
Other payments to participants ..............................                   -                   -
                                                               ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................              86,378                   -
                                                               ------------------- -------------------

    Net increase (decrease) in net assets....................              95,681                   -

NET ASSETS:

  Beginning of year..........................................                   -                   -
                                                               ------------------- -------------------

  End of year................................................            $ 95,681                 $ -
                                                               =================== ===================


    SMALL CAP PORTFOLIO        FIDELITY'S EQUITY-INCOME PORTFOLIO      GROWTH PORTFOLIO               HIGH INCOME PORTFOLIO
---------------------------   -----------------------------------   ---------------------------   ----------------------------
1998           1997             1998                1997             1998          1997            1998           1997
----           ----             ----                ----             ----          ----            ----           ----
         $ -           $ -        $ 185,248             $ 55,882       $ 599,838      $ 35,243        $ 68,817        $ 9,591
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------


          17             -           40,227               14,303          56,749        24,791           8,145          3,108
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------
         (17)            -          145,021               41,579         543,089        10,452          60,672          6,483
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------




           -             -          424,549              138,553         867,644       520,892          77,977         79,709
           -             -          371,238              128,051         747,632       491,842          79,839         74,248
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------

           -             -           53,311               10,502         120,012        29,050          (1,862)         5,461
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------


           -             -          269,253                6,592         430,230        (4,458)         37,195          1,104
       1,321             -          439,040              269,253       1,707,028       430,230         (75,002)        37,195
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------

       1,321             -          169,787              262,661       1,276,798       434,688        (112,197)        36,091
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------


       1,304             -          368,119              314,742       1,939,899       474,190         (53,387)        48,035
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------





       6,079             -        1,388,924              876,317       1,771,297     1,352,968         374,465        211,121
       7,162             -        1,022,092            1,203,806       1,171,473     2,207,355         280,978        247,002
          (1)            -           (8,526)              (5,706)        (11,315)       (8,555)         (1,352)          (874)
           -             -         (201,484)             (21,095)       (341,990)     (167,086)        (31,080)        (5,521)
           -             -         (378,363)             (59,826)       (807,183)     (453,384)        (82,195)       (76,274)
           -             -           (2,713)                   -               -             -               -              -
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------


      13,240             -        1,819,930            1,993,496       1,782,282     2,931,298         540,816        375,454
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------

      14,544             -        2,188,049            2,308,238       3,722,181     3,405,488         487,429        423,489





           -             -        2,743,522              435,284       4,204,099       798,611         516,587         93,098
-------------  ------------   -------------- --------------------   ------------- -------------   -------------  -------------

    $ 14,544           $ -      $ 4,931,571          $ 2,743,522     $ 7,926,280   $ 4,204,099     $ 1,004,016      $ 516,587
=============  ============   ============== ====================   ============= =============   =============  =============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                                 ASSET MANAGER PORTFOLIO          HIGH YIELD BOND TRUST
                                                              -------------------------------  ------------------------------
                                                                1998             1997           1998             1997
                                                                ----             ----           ----             ----
INVESTMENT INCOME:
Dividends .................................................       $ 194,693         $ 50,090       $ 14,615             $ 31
                                                              --------------  ---------------  -------------  ---------------

EXPENSES:
Insurance charges and administrative fees .................          18,903            8,923          2,370              215
                                                              --------------  ---------------  -------------  ---------------
    Net investment income (loss) ..........................         175,790           41,167         12,245             (184)
                                                              --------------  ---------------  -------------  ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold...........................         517,835          232,562         19,130            1,956
  Cost of investments sold ................................         488,475          241,650         17,052            1,848
                                                              --------------  ---------------  -------------  ---------------

    Net realized gain (loss)...............................          29,360           (9,088)         2,078              108
                                                              --------------  ---------------  -------------  ---------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.................         123,427              293          2,457             (510)
  Unrealized gain (loss) end of year ......................         163,275          123,427           (475)           2,457
                                                              --------------  ---------------  -------------  ---------------

    Net change in unrealized gain (loss) for the year......          39,848          123,134         (2,932)           2,967
                                                              --------------  ---------------  -------------  ---------------

Net increase (decrease) in net assets
  resulting from operations................................         244,998          155,213         11,391            2,891
                                                              --------------  ---------------  -------------  ---------------


UNIT TRANSACTIONS:

Participant purchase payments .............................         397,327          282,345        422,549           32,086
Participant transfers from other Travelers accounts .......         392,233        1,014,296          8,496           11,716
Administrative and asset allocation charges ...............          (2,963)          (2,517)          (232)            (171)
Contract surrenders .......................................         (62,702)         (83,597)        (3,320)          (1,731)
Participant transfers to other Travelers accounts .........        (349,983)        (138,539)       (16,689)            (405)
Other payments to participants ............................               -          (10,616)             -                -
                                                              --------------  ---------------  -------------  ---------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................         373,912        1,061,372        410,804           41,495
                                                              --------------  ---------------  -------------  ---------------

    Net increase (decrease) in net assets..................         618,910        1,216,585        422,195           44,386

NET ASSETS:

  Beginning of year........................................       1,521,376          304,791         51,110            6,724
                                                              --------------  ---------------  -------------  ---------------

  End of year..............................................     $ 2,140,286      $ 1,521,376      $ 473,305         $ 51,110
                                                              ==============  ===============  =============  ===============



                                                                            MANAGED ASSETS TRUST
                                                               ---------------------------------------
                                                                      1998                1997
                                                                      ----                ----
INVESTMENT INCOME:
Dividends .................................................             $ 127,211            $ 19,890
                                                               ------------------- -------------------

EXPENSES:
Insurance charges and administrative fees .................                19,693               3,018
                                                               ------------------- -------------------
    Net investment income (loss) ..........................               107,518              16,872
                                                               ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold...........................                86,231              32,296
  Cost of investments sold ................................                76,610              29,246
                                                               ------------------- -------------------

    Net realized gain (loss)...............................                 9,621               3,050
                                                               ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.................                24,124              (5,672)
  Unrealized gain (loss) end of year ......................               318,679              24,124
                                                               ------------------- -------------------

    Net change in unrealized gain (loss) for the year......               294,555              29,796
                                                               ------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations................................               411,694              49,718
                                                               ------------------- -------------------


UNIT TRANSACTIONS:

Participant purchase payments .............................             2,555,096             208,049
Participant transfers from other Travelers accounts .......               450,844             455,233
Administrative and asset allocation charges ...............                (2,014)             (1,169)
Contract surrenders .......................................               (64,887)            (30,110)
Participant transfers to other Travelers accounts .........              (195,581)             (8,513)
Other payments to participants ............................                     -                   -
                                                               ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................             2,743,458             623,490
                                                               ------------------- -------------------

    Net increase (decrease) in net assets..................             3,155,152             673,208

NET ASSETS:

  Beginning of year........................................               755,072              81,864
                                                               ------------------- -------------------

  End of year..............................................           $ 3,910,224           $ 755,072
                                                               =================== ===================

  MONEY MARKET PORTFOLIO               EQUITY PORTFOLIO            SALOMON BROTHERS VARIABLE       SALOMON BROTHERS VARIABLE
                                                                       TOTAL  RETURN FUND               CAPITAL FUND
------------------------------  -------------------------------   ------------------------------   -----------------------------
1998              1997            1998            1997              1998            1997             1998           1997
----              ----            ----            ----              ----            ----             ----           ----
       $ 370              $ -             $ -              $ -            $ 123             $ -            $ 114            $ -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------


          66                -               1                -               15               -                6              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------
         304                -              (1)               -              108               -              108              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------




       5,317                -               -                -               12               -                1              -
       5,317                -               -                -               12               -                1              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------

           -                -               -                -                -               -                -              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------


           -                -               -                -                -               -                -              -
           -                -              60                -              300               -              529              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------

           -                -              60                -              300               -              529              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------


         304                -              59                -              408               -              637              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------





      34,223                -           1,584                -            6,708               -            4,920              -
       2,726                -             711                -                -               -                -              -
           -                -               -                -                -               -                -              -
           -                -               -                -                -               -                -              -
      (7,892)               -               -                -                -               -                -              -
           -                -               -                -                -               -                -              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------


      29,057                -           2,295                -            6,708               -            4,920              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------

      29,361                -           2,354                -            7,116               -            5,557              -





           -                -               -                -                -               -                -              -
-------------  ---------------  -------------- ----------------   -------------- ---------------   --------------  -------------

    $ 29,361              $ -         $ 2,354              $ -          $ 7,116             $ -          $ 5,557            $ -
=============  ===============  ============== ================   ============== ===============   ==============  =============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)




                                                                SALOMON BROTHERS VARIABLE INVESTORS FUND
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ..................................................                  $ 7                  $ -
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees ..................                    3                    -
                                                               -------------------  -------------------
    Net investment income (loss) ...........................                    4                    -
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................                    3                    -
  Cost of investments sold .................................                    3                    -
                                                               -------------------  -------------------

    Net realized gain (loss)................................                    -                    -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................                    -                    -
  Unrealized gain (loss) end of year .......................                  279                    -
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year.......                  279                    -
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations.................................                  283                    -
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................                1,374                    -
Participant transfers from other Travelers accounts ........                    -                    -
Administrative and asset allocation charges ................                    -                    -
Contract surrenders ........................................                    -                    -
Participant transfers to other Travelers accounts ..........                    -                    -
Other payments to participants .............................                    -                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................                1,374                    -
                                                               -------------------  -------------------

    Net increase (decrease) in net assets...................                1,657                    -

NET ASSETS:

  Beginning of year.........................................                    -                    -
                                                               -------------------  -------------------

  End of year...............................................              $ 1,657                  $ -
                                                               ===================  ===================



                                                                     STRONG SCHAFER VALUE FUND II
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ..................................................                  $ 6                  $ -
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees ..................                    4                    -
                                                               -------------------  -------------------
    Net investment income (loss) ...........................                    2                    -
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................                    1                    -
  Cost of investments sold .................................                    1                    -
                                                               -------------------  -------------------

    Net realized gain (loss)................................                    -                    -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................                    -                    -
  Unrealized gain (loss) end of year .......................                  521                    -
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year.......                  521                    -
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations.................................                  523                    -
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................                2,483                    -
Participant transfers from other Travelers accounts ........                    -                    -
Administrative and asset allocation charges ................                    -                    -
Contract surrenders ........................................                    -                    -
Participant transfers to other Travelers accounts ..........                    -                    -
Other payments to participants .............................                    -                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................                2,483                    -
                                                               -------------------  -------------------

    Net increase (decrease) in net assets...................                3,006                    -

NET ASSETS:

  Beginning of year.........................................                    -                    -
                                                               -------------------  -------------------

  End of year...............................................              $ 3,006                  $ -
                                                               ===================  ===================


                                                                  TEMPLETON ASSET ALLOCATION FUND
                                                                          (CLASS 1 SHARES)
                                                               ---------------------------------------
                                                                      1998                1997
                                                                      ----                ----
INVESTMENT INCOME:
Dividends ..................................................             $ 56,623             $ 9,657
                                                               ------------------- -------------------

EXPENSES:
Insurance charges and administrative fees ..................               12,529               5,376
                                                               ------------------- -------------------
    Net investment income (loss) ...........................               44,094               4,281
                                                               ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................              277,034              90,577
  Cost of investments sold .................................              251,707              87,464
                                                               ------------------- -------------------

    Net realized gain (loss)................................               25,327               3,113
                                                               ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................               12,534               1,700
  Unrealized gain (loss) end of year .......................               (5,070)             12,534
                                                               ------------------- -------------------

    Net change in unrealized gain (loss) for the year.......              (17,604)             10,834
                                                               ------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations.................................               51,817              18,228
                                                               ------------------- -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................              419,275             305,884
Participant transfers from other Travelers accounts ........              172,095             765,365
Administrative and asset allocation charges ................               (1,833)             (1,347)
Contract surrenders ........................................              (88,444)            (24,470)
Participant transfers to other Travelers accounts ..........             (267,679)            (99,429)
Other payments to participants .............................               (5,907)                  -
                                                               ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................              227,507             946,003
                                                               ------------------- -------------------

    Net increase (decrease) in net assets...................              279,324             964,231

NET ASSETS:

  Beginning of year.........................................            1,039,159              74,928
                                                               ------------------- -------------------

  End of year...............................................          $ 1,318,483         $ 1,039,159
                                                               =================== ===================

     TEMPLETON BOND FUND              TEMPLETON STOCK FUND      MONTGOMERY VARIABLEH SERIES:      EQUITY INCOMES PORTFOLIO
      (CLASS 1 SHARES)                  (CLASS 1 SHARES)                GROWTH FUND
------------------------------  ------------------------------  ------------------------------   ----------------------------
1998              1997           1998            1997              1998                1997       1998                 1997
----              ----           ----            ----              ----                ----       ----                 ----
     $ 2,680          $ 1,317      $ 294,581         $ 62,572              $ 2           $ -         $ 35,271        $ 2,913
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------


         505              277         31,169           14,688                1             -           14,011             85
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------
       2,175            1,040        263,412           47,884                1             -           21,260          2,828
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------




       4,190           21,002        685,171          372,868                -             -           82,193              -
       3,994           21,729        715,644          358,071                -             -           81,964              -
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------

         196             (727)       (30,473)          14,797                -             -              229              -
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------


         708              196         (6,013)          13,100                -             -           (1,024)             -
       1,285              708       (255,809)          (6,013)              14             -          165,001         (1,024)
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------

         577              512       (249,796)         (19,113)              14             -          166,025         (1,024)
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------


       2,948              825        (16,857)          43,568               15             -          187,514          1,804
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------





      25,355           15,927      1,163,126          833,381              346             -        3,275,299         74,982
       2,096           23,304        883,961        1,515,316                -             -           33,809              -
         (91)            (101)        (5,125)          (3,865)               -             -                -              -
        (311)         (10,143)      (237,897)        (100,476)               -             -          (12,634)             -
      (4,014)         (10,954)      (701,931)        (163,163)               -             -         (119,198)             -
           -                -         (2,175)               -                -             -                -              -
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------


      23,035           18,033      1,099,959        2,081,193              346             -        3,177,276         74,982
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------

      25,983           18,858      1,083,102        2,124,761              361             -        3,364,790         76,786





      34,699           15,841      2,524,096          399,335                -             -           76,786              -
-------------  ---------------  ------------- ----------------  --------------- --------------   -------------  -------------

    $ 60,682         $ 34,699    $ 3,607,198      $ 2,524,096            $ 361           $ -      $ 3,441,576       $ 76,786
=============  ===============  ============= ================  =============== ==============   =============  =============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)




                                                                    FEDERATED HIGH YIELD PORTFOLIO
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends .................................................               $ 7,706                $ 161
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees .................                   478                    2
                                                               -------------------  -------------------
    Net investment income (loss) ..........................                 7,228                  159
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold...........................                10,006                    -
  Cost of investments sold ................................                10,126                    -
                                                               -------------------  -------------------

    Net realized gain (loss)...............................                  (120)                   -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.................                  (132)                   -
  Unrealized gain (loss) end of year ......................                (5,718)                (132)
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year......                (5,586)                (132)
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations................................                 1,522                   27
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments .............................               126,467                3,248
Participant transfers from other Travelers accounts .......                 2,616                    -
Administrative and asset allocation charges ...............                     -                    -
Contract surrenders .......................................                (3,199)                   -
Participant transfers to other Travelers accounts .........                (8,922)                   -
Other payments to participants ............................                     -                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................               116,962                3,248
                                                               -------------------  -------------------

    Net increase (decrease) in net assets..................               118,484                3,275

NET ASSETS:

  Beginning of year........................................                 3,275                    -
                                                               -------------------  -------------------

  End of year..............................................             $ 121,759              $ 3,275
                                                               ===================  ===================


                                                                     FEDERATED STOCK PORTFOLIO
                                                               ---------------------------------------
                                                                     1998                 1997
                                                                     ----                 ----
INVESTMENT INCOME:
Dividends .................................................             $ 27,639              $ 1,351
                                                               ------------------  -------------------

EXPENSES:
Insurance charges and administrative fees .................                3,098                   29
                                                               ------------------  -------------------
    Net investment income (loss) ..........................               24,541                1,322
                                                               ------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold...........................                2,845                    -
  Cost of investments sold ................................                2,981                    -
                                                               ------------------  -------------------

    Net realized gain (loss)...............................                 (136)                   -
                                                               ------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.................                 (841)                   -
  Unrealized gain (loss) end of year ......................               33,275                 (841)
                                                               ------------------  -------------------

    Net change in unrealized gain (loss) for the year......               34,116                 (841)
                                                               ------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations................................               58,521                  481
                                                               ------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments .............................              699,318               23,821
Participant transfers from other Travelers accounts .......                5,035                    -
Administrative and asset allocation charges ...............                    -                    -
Contract surrenders .......................................               (2,123)                   -
Participant transfers to other Travelers accounts .........               (6,451)                   -
Other payments to participants ............................                    -                    -
                                                               ------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................              695,779               23,821
                                                               ------------------  -------------------

    Net increase (decrease) in net assets..................              754,300               24,302

NET ASSETS:

  Beginning of year........................................               24,302                    -
                                                               ------------------  -------------------

  End of year..............................................            $ 778,602             $ 24,302
                                                               ==================  ===================


                                                                          LARGE CAP PORTFOLIO
                                                                ---------------------------------------
                                                                       1998                1997
                                                                       ----                ----
INVESTMENT INCOME:
Dividends .................................................               $ 35,965               $ 299
                                                                ------------------- -------------------

EXPENSES:
Insurance charges and administrative fees .................                  3,100                  25
                                                                ------------------- -------------------
    Net investment income (loss) ..........................                 32,865                 274
                                                                ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold...........................                  9,677                   -
  Cost of investments sold ................................                  8,598                   -
                                                                ------------------- -------------------

    Net realized gain (loss)...............................                  1,079                   -
                                                                ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.................                     81
  Unrealized gain (loss) end of year ......................                 87,395                  81
                                                                ------------------- -------------------

    Net change in unrealized gain (loss) for the year......                 87,314                  81
                                                                ------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations................................                121,258                 355
                                                                ------------------- -------------------


UNIT TRANSACTIONS:

Participant purchase payments .............................                698,561              19,154
Participant transfers from other Travelers accounts .......                 16,471                  14
Administrative and asset allocation charges ...............                      -                   -
Contract surrenders .......................................                 (7,630)                  -
Participant transfers to other Travelers accounts .........                (19,072)                  -
Other payments to participants ............................                   (325)                  -
                                                                ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................                688,005              19,168
                                                                ------------------- -------------------

    Net increase (decrease) in net assets..................                809,263              19,523

NET ASSETS:

  Beginning of year........................................                 19,523                   -
                                                                ------------------- -------------------

  End of year..............................................              $ 828,786            $ 19,523
                                                                =================== ===================

  LAZARD INTERNATIONAL STOCK PORTFOLIO            MFS MID CAP GROWTH PORTFOLIO                 MFS RESEARCH PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1998                  1997                  1998                1997                   1998                1997
       ----                  ----                  ----                ----                   ----                ----
            $ 2,386                 $ 37                   $ -                  $ -                  $ 23                 $ -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


                812                    7                     3                    -                    16                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
              1,574                   30                    (3)                   -                     7                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




              2,994                    -                     -                    -                     3                   -
              2,988                    -                     -                    -                     3                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

                  6                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


                (51)                   -                     -                    -                     -                   -
              7,688                  (51)                  297                    -                 1,838                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

              7,739                  (51)                  297                    -                 1,838                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              9,319                  (21)                  294                    -                 1,845                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





            200,117                5,009                 2,191                    -                 7,730                   -
              8,340                    -                     -                    -                 5,000                   -
                  -                    -                     -                    -                     -                   -
               (494)                   -                     -                    -                     -                   -
             (3,676)                   -                     -                    -                     -                   -
                  -                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


            204,287                5,009                 2,191                    -                12,730                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

            213,606                4,988                 2,485                    -                14,575                   -





              4,988                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          $ 218,594              $ 4,988               $ 2,485                  $ -              $ 14,575                 $ -
====================  ===================   =================== ====================   =================== ===================


       SOCIAL AWARENESS STOCK PORTFOLIO
   ----------------------------------------
          1998                 1997
          ----                 ----
             $ 19,662                  $ -
   -------------------  -------------------


                8,672                1,029
   -------------------  -------------------
               10,990               (1,029)
   -------------------  -------------------




               14,800               16,419
               11,286               14,181
   -------------------  -------------------

                3,514                2,238
   -------------------  -------------------


               14,085               (1,750)
              246,812               14,085
   -------------------  -------------------

              232,727               15,835
   -------------------  -------------------


              247,231               17,044
   -------------------  -------------------





              969,060              130,586
              266,786               89,751
               (1,403)                (628)
              (31,250)              (1,822)
              (29,363)             (15,645)
               (1,789)                   -
   -------------------  -------------------


            1,172,041              202,242
   -------------------  -------------------

            1,419,272              219,286





              256,244               36,958
   -------------------  -------------------

          $ 1,675,516            $ 256,244
   ===================  ===================

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                      STRATEGIC STOCK PORTFOLIO
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ..................................................                 $ 11                  $ -
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees ..................                    1                    -
                                                               -------------------  -------------------
    Net investment income (loss) ...........................                   10                    -
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................                    -                    -
  Cost of investments sold .................................                    -                    -
                                                               -------------------  -------------------

    Net realized gain (loss)................................                    -                    -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................                    -                    -
  Unrealized gain (loss) end of year .......................                   28                    -
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year.......                   28                    -
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations.................................                   38                    -
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................                  890                    -
Participant transfers from other Travelers accounts ........                    -                    -
Administrative and asset allocation charges ................                    -                    -
Contract surrenders ........................................                    -                    -
Participant transfers to other Travelers accounts ..........                    -                    -
Other payments to participants .............................                    -                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................                  890                    -
                                                               -------------------  -------------------

    Net increase (decrease) in net assets...................                  928                    -

NET ASSETS:

  Beginning of year.........................................                    -                    -
                                                               -------------------  -------------------

  End of year...............................................                $ 928                  $ -
                                                               ===================  ===================



                                                                 DISCIPLINED MID CAP STOCK PORTFOLIO
                                                               ----------------------------------------
                                                                      1998                 1997
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ..................................................                  $ -                  $ -
                                                               -------------------  -------------------

EXPENSES:
Insurance charges and administrative fees ..................                    2                    -
                                                               -------------------  -------------------
    Net investment income (loss) ...........................                   (2)                   -
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................                    -                    -
  Cost of investments sold .................................                    -                    -
                                                               -------------------  -------------------

    Net realized gain (loss)................................                    -                    -
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................                    -                    -
  Unrealized gain (loss) end of year .......................                  267                    -
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the year.......                  267                    -
                                                               -------------------  -------------------

Net increase (decrease) in net assets
  resulting from operations.................................                  265                    -
                                                               -------------------  -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................                1,226                    -
Participant transfers from other Travelers accounts ........                    -                    -
Administrative and asset allocation charges ................                    -                    -
Contract surrenders ........................................                    -                    -
Participant transfers to other Travelers accounts ..........                    -                    -
Other payments to participants .............................                    -                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................                1,226                    -
                                                               -------------------  -------------------

    Net increase (decrease) in net assets...................                1,491                    -

NET ASSETS:

  Beginning of year.........................................                    -                    -
                                                               -------------------  -------------------

  End of year...............................................              $ 1,491                  $ -
                                                               ===================  ===================

                                                                 DISCIPLINED SMALL CAP STOCK PORTFOLIO
                                                                ---------------------------------------
                                                                       1998                1997
                                                                       ----                ----
INVESTMENT INCOME:
Dividends ..................................................                   $ 1                 $ -
                                                                ------------------- -------------------

EXPENSES:
Insurance charges and administrative fees ..................                     -                   -
                                                                ------------------- -------------------
    Net investment income (loss) ...........................                     1                   -
                                                                ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................                     -                   -
  Cost of investments sold .................................                     -                   -
                                                                ------------------- -------------------

    Net realized gain (loss)................................                     -                   -
                                                                ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................                     -                   -
  Unrealized gain (loss) end of year .......................                    19                   -
                                                                ------------------- -------------------

    Net change in unrealized gain (loss) for the year.......                    19                   -
                                                                ------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations.................................                    20                   -
                                                                ------------------- -------------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................                   290                   -
Participant transfers from other Travelers accounts ........                     -                   -
Administrative and asset allocation charges ................                     -                   -
Contract surrenders ........................................                     -                   -
Participant transfers to other Travelers accounts ..........                     -                   -
Other payments to participants .............................                     -                   -
                                                                ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................                   290                   -
                                                                ------------------- -------------------

    Net increase (decrease) in net assets...................                   310                   -

NET ASSETS:

  Beginning of year.........................................                     -                   -
                                                                ------------------- -------------------

  End of year...............................................                 $ 310                 $ -
                                                                =================== ===================

    TRAVELERS QUALITY BOND PORTFOLIO          U.S. GOVERNMENT SECURITIES PORTFOLIO               UTILITIES PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1998                  1997                  1998                1997                   1998                1997
       ----                  ----                  ----                ----                   ----                ----
            $ 7,185                $ 281              $ 47,770              $ 5,447               $ 6,310                $ 46
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              1,157                    9                 3,181                  906                 1,263                 342
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
              6,028                  272                44,589                4,541                 5,047                (296)
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




             10,533                    -               111,137               75,257                37,853              27,883
             10,305                    -               103,302               71,666                28,794              25,293
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

                228                    -                 7,835                3,591                 9,059               2,590
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


               (208)                   -                   254               (3,258)                5,887                (626)
                772                 (208)              (26,997)                 254                16,679               5,887
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

                980                 (208)              (27,251)               3,512                10,792               6,513
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


              7,236                   64                25,173               11,644                24,898               8,807
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





             19,533                6,552               375,616               43,093               158,667              19,762
            129,190               18,758               210,689               85,050                22,503              27,236
                (32)                  (1)                 (381)                (282)                 (296)               (171)
             (3,811)                   -               (70,608)                 (52)               (4,654)                  -
            (16,000)                   -               (61,263)             (75,980)              (10,268)            (27,783)
                  -                    -                     -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


            128,880               25,309               454,053               51,829               165,952              19,044
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

            136,116               25,373               479,226               63,473               190,850              27,851





             25,373                    -               115,841               52,368                35,910               8,059
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          $ 161,489             $ 25,373             $ 595,067            $ 115,841             $ 226,760            $ 35,910
====================  ===================   =================== ====================   =================== ===================



        ALLIANCE GROWTH PORTFOLIO
 ----------------------------------------
        1998                 1997
        ----                 ----
           $ 91,534                  $ -
 -------------------  -------------------


             16,055                2,603
 -------------------  -------------------
             75,479               (2,603)
 -------------------  -------------------




            223,653               70,719
            163,151               70,689
 -------------------  -------------------

             60,502                   30
 -------------------  -------------------


             70,690                  600
            504,729               70,690
 -------------------  -------------------

            434,039               70,090
 -------------------  -------------------


            570,020               67,517
 -------------------  -------------------





          2,282,713              259,629
            555,866              286,871
             (2,166)                (987)
            (59,650)             (18,443)
           (368,240)             (63,435)
             (1,002)                   -
 -------------------  -------------------


          2,407,521              463,635
 -------------------  -------------------

          2,977,541              531,152





            578,831               47,679
 -------------------  -------------------

        $ 3,556,372            $ 578,831
 ===================  ===================

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                MFS TOTAL RETURN PORTFOLIO    PUTNAM DIVERSIFIED INCOME PORTFOLIO

                                                               -----------------------------  -----------------------------------
                                                                1998            1997               1998             1997
                                                                ----            ----               ----             ----
INVESTMENT INCOME:
Dividends ...................................................      $ 15,595             $ -            $ 8,700              $ -
                                                               -------------  --------------  -----------------  ----------------

EXPENSES:
Insurance charges and administrative fees ...................         4,642             343              2,197              313
                                                               -------------  --------------  -----------------  ----------------
    Net investment income (loss) ............................        10,953            (343)             6,503             (313)
                                                               -------------  --------------  -----------------  ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.............................        94,451           5,982              7,216           11,085
  Cost of investments sold ..................................        89,153           5,271              6,806           11,135
                                                               -------------  --------------  -----------------  ----------------

    Net realized gain (loss).................................         5,298             711                410              (50)
                                                               -------------  --------------  -----------------  ----------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...................         6,172             (60)             1,821             (583)
  Unrealized gain (loss) end of year ........................        45,757           6,172             (6,575)           1,821
                                                               -------------  --------------  -----------------  ----------------

    Net change in unrealized gain (loss) for the year........        39,585           6,232             (8,396)           2,404
                                                               -------------  --------------  -----------------  ----------------

Net increase (decrease) in net assets
  resulting from operations..................................        55,836           6,600             (1,483)           2,041
                                                               -------------  --------------  -----------------  ----------------


UNIT TRANSACTIONS:

Participant purchase payments ...............................       815,728          72,236            323,880           26,893
Participant transfers from other Travelers accounts .........       147,496         123,820             33,098           33,656
Administrative and asset allocation charges .................          (250)           (360)              (158)             (85)
Contract surrenders .........................................       (24,031)         (6,229)            (1,348)               -
Participant transfers to other Travelers accounts ...........      (167,522)         (5,135)            (9,517)          (6,015)
Other payments to participants ..............................             -               -                  -                -
                                                               -------------  --------------  -----------------  ----------------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................       771,421         184,332            345,955           54,449
                                                               -------------  --------------  -----------------  ----------------

    Net increase (decrease) in net assets....................       827,257         190,932            344,472           56,490

NET ASSETS:

  Beginning of year..........................................       193,114           2,182             69,373           12,883
                                                               -------------  --------------  -----------------  ----------------

  End of year................................................   $ 1,020,371       $ 193,114          $ 413,845         $ 69,373
                                                               =============  ==============  =================  ================


                                                                SMITH BARNEY INTERNATIONAL EQUITY
                                                                            PORTFOLIO
                                                               ---------------------------------------
                                                                      1998                1997
                                                                      ----                ----
INVESTMENT INCOME:
Dividends ...................................................                 $ -                 $ -
                                                               ------------------- -------------------

EXPENSES:
Insurance charges and administrative fees ...................               2,467                 664
                                                               ------------------- -------------------
    Net investment income (loss) ............................              (2,467)               (664)
                                                               ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.............................              42,495               1,746
  Cost of investments sold ..................................              39,601               1,711
                                                               ------------------- -------------------

    Net realized gain (loss).................................               2,894                  35
                                                               ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year...................              (2,331)                115
  Unrealized gain (loss) end of year ........................               5,160              (2,331)
                                                               ------------------- -------------------

    Net change in unrealized gain (loss) for the year........               7,491              (2,446)
                                                               ------------------- -------------------

Net increase (decrease) in net assets
  resulting from operations..................................               7,918              (3,075)
                                                               ------------------- -------------------


UNIT TRANSACTIONS:

Participant purchase payments ...............................             329,933              77,304
Participant transfers from other Travelers accounts .........              20,658              55,248
Administrative and asset allocation charges .................                (453)               (242)
Contract surrenders .........................................             (29,196)               (373)
Participant transfers to other Travelers accounts ...........             (39,709)             (1,305)
Other payments to participants ..............................                (156)                  -
                                                               ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................             281,077             130,632
                                                               ------------------- -------------------

    Net increase (decrease) in net assets....................             288,995             127,557

NET ASSETS:

  Beginning of year..........................................             136,519               8,962
                                                               ------------------- -------------------

  End of year................................................           $ 425,514           $ 136,519
                                                               =================== ===================


   SMITH BARNEY MONEY MARKET PORTFOLIO         SMITH BARNEY HIGH INCOME PORTFOLIO              SMITH BARNEY LARGE
                                                                                        CAPITALIZATION GROWTH PORTFOLIO
-----------------------------------------   ----------------------------------------   ---------------------------------------
       1998                  1997                  1998                1997                   1998                1997
       ----                  ----                  ----                ----                   ----                ----
           $ 54,916             $ 14,365              $ 10,154                  $ -                   $ 4                 $ -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             11,384                3,263                 1,677                  325                     6                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------
             43,532               11,102                 8,477                 (325)                   (2)                  -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------




          1,643,216            1,041,385                29,681               32,409                     -                   -
          1,643,216            1,041,385                29,649               30,550                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

                  -                    -                    32                1,859                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


                  -                    -                 4,038                  (12)                    -                   -
                  -                    -                (8,459)               4,038                   813                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

                  -                    -               (12,497)               4,050                   813                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


             43,532               11,102                (3,988)               5,584                   811                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------





            804,734              893,850               241,432               28,060                 5,234                   -
          2,617,012              979,165                10,208               50,144                   443                   -
             (1,700)              (1,671)                 (245)                (101)                    -                   -
           (261,349)             (14,600)                 (432)                   -                     -                   -
         (1,955,135)          (1,706,359)              (31,355)             (28,312)                    -                   -
                  -                   (8)                    -                    -                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------


          1,203,562              150,377               219,608               49,791                 5,677                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

          1,247,094              161,479               215,620               55,375                 6,488                   -





            218,149               56,670                55,665                  290                     -                   -
--------------------  -------------------   ------------------- --------------------   ------------------- -------------------

        $ 1,465,243            $ 218,149             $ 271,285             $ 55,665               $ 6,488                 $ -
====================  ===================   =================== ====================   =================== ===================



 SMITH BARNEY LARGE CAP VALUE PORTFOLIO

----------------------------------------
       1998                 1997
       ----                 ----
          $ 79,547                  $ -
-------------------  -------------------


            21,657                9,643
-------------------  -------------------
            57,890               (9,643)
-------------------  -------------------




           209,343              227,536
           169,428              195,749
-------------------  -------------------

            39,915               31,787
-------------------  -------------------


           171,302               (2,821)
           239,938              171,302
-------------------  -------------------

            68,636              174,123
-------------------  -------------------


           166,441              196,267
-------------------  -------------------





         1,133,256              439,570
           393,081              792,742
            (3,168)              (2,549)
           (72,849)             (86,100)
          (287,605)             (44,029)
           (10,181)                   -
-------------------  -------------------


         1,152,534            1,099,634
-------------------  -------------------

         1,318,975            1,295,901





         1,582,174              286,273
-------------------  -------------------

       $ 2,901,149          $ 1,582,174
===================  ===================

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)

                                                                  EMERGING MARKETS PORTFOLIO                COMBINED
                                                               ------------------------------  ---------------------------------
                                                                      1998             1997           1998              1997
                                                                      ----             ----           ----              ----
INVESTMENT INCOME:
Dividends                                                                     $ 4        $ -         $ 3,333,929      $ 683,688
                                                               -------------------  ---------  ------------------ --------------

EXPENSES:
Insurance charges and administrative fees ..................                    -          -             623,290        192,744
                                                               -------------------  ---------  ------------------ --------------
    Net investment income (loss)............................                    4          -           2,710,639        490,944
                                                               -------------------  ---------  ------------------ --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold............................                    -          -           7,122,354      3,812,320
  Cost of investments sold..................................                    -          -           6,461,747      3,681,061
                                                               -------------------  ---------  ------------------ --------------

    Net realized gain (loss)................................                    -          -             660,607        131,259
                                                               -------------------  ---------  ------------------ --------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year..................                    -          -           2,373,529        (97,311)
  Unrealized gain (loss) end of year........................                   10          -          10,461,469      2,373,529
                                                               -------------------  ---------  ------------------ --------------

    Net change in unrealized gain (loss) for the year ......                   10          -           8,087,940      2,470,840
                                                               -------------------  ---------  ------------------ --------------

Net increase (decrease) in net assets
  resulting from operations ................................                   14          -          11,459,186      3,093,043
                                                               -------------------  ---------  ------------------ --------------


UNIT TRANSACTIONS:

Participant purchase payments ..............................                  627          -          56,161,812     13,165,340
Participant transfers from other Travelers accounts ........                    -          -          16,698,425     18,180,870
Administrative and asset allocation charges ................                    -          -            (349,434)      (139,741)
Contract surrenders   ......................................                    -          -          (3,036,942)      (867,895)
Participant transfers to other Travelers accounts ..........                    -          -         (10,408,149)    (3,811,813)
Other payments to participants..............................                    -          -             (44,498)       (22,155)
                                                               -------------------  ---------  ------------------ --------------

  Net increase (decrease) in net assets
    resulting from unit transactions........................                  627          -          59,021,214     26,504,606
                                                               -------------------  ---------  ------------------ --------------

    Net increase (decrease) in net assets ..................                  641          -          70,480,400     29,597,649

NET ASSETS:

  Beginning of year   ......................................                    -          -          34,551,920      4,954,271
                                                               -------------------  ---------  ------------------ --------------

  End of year...............................................                $ 641        $ -       $ 105,032,320   $ 34,551,920
                                                               -------------------  ---------  ------------------ --------------

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              AMERICAN ODYSSEY CORE
                                                                     EQUITY FUND
                                                      ----------------------------------------
                                                                 1998                 1997
                                                                 ----                 ----
Accumulation units beginning of year ...............           3,105,409              496,794
Accumulation units purchased and
  transferred from other Travelers accounts.........           6,195,417            2,770,285
Accumulation units redeemed and
  transferred to other Travelers accounts...........          (1,053,440)            (161,670)
                                                      -------------------  -------------------
Accumulation units end of year .....................           8,247,386            3,105,409
                                                      ===================  ===================


                                                            AMERICAN ODYSSEY EMERGING
                                                                 OPPORTUNITIES FUND
                                                      -----------------------------------------
                                                                 1998                 1997
                                                                 ----                 ----
Accumulation units beginning of year ...............           2,650,714               404,384
Accumulation units purchased and
  transferred from other Travelers accounts.........           6,202,256             2,462,311
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (841,422)             (215,981)
                                                      -------------------  --------------------
Accumulation units end of year .....................           8,011,548             2,650,714
                                                      ===================  ====================

                                                      AMERICAN ODYSSEY INTERMEDIATE-TERM BOND
                                                                       FUND
                                                      -----------------------------------------
                                                                 1998                 1997
                                                                 ----                 ----
Accumulation units beginning of year ...............           1,022,117               195,701
Accumulation units purchased and
  transferred from other Travelers accounts.........           2,322,437               949,256
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (520,335)             (122,840)
                                                      -------------------  --------------------
Accumulation units end of year .....................           2,824,219             1,022,117
                                                      ===================  ====================


                                                            AMERICAN ODYSSEY INTERNATIONAL
                                                                      EQUITY FUND
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           1,837,855              239,079
Accumulation units purchased and
  transferred from other Travelers accounts.........           4,573,172            1,744,311
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (442,479)            (145,535)
                                                      -------------------  -------------------
Accumulation units end of year .....................           5,968,548            1,837,855
                                                      ===================  ===================


                                                        AMERICAN ODYSSEY LONG-TERM BOND FUND
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           1,666,359               232,943
Accumulation units purchased and
  transferred from other Travelers accounts.........           4,406,484             1,549,126
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (592,147)             (115,710)
                                                      -------------------  --------------------
Accumulation units end of year .....................           5,480,696             1,666,359
                                                      ===================  ====================
                                                          AMERICAN ODYSSEY GLOBAL HIGH-YIELD
                                                                       BOND FUND
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             512,296               116,408
Accumulation units purchased and
  transferred from other Travelers accounts.........           2,110,059               464,443
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (346,726)              (68,555)
                                                      -------------------  --------------------
Accumulation units end of year .....................           2,275,629               512,296
                                                      ===================  ====================


                                                             CAPITAL APPRECIATION FUND
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           2,050,734              293,629
Accumulation units purchased and
  transferred from other Travelers accounts.........           5,427,762            1,967,175
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (491,837)            (210,070)
                                                      -------------------  -------------------
Accumulation units end of year .....................           6,986,659            2,050,734
                                                      ===================  ===================


                                                               SMALL CAP VALUE SERIES
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........               6,526                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                  (1)                    -
                                                      -------------------  --------------------
Accumulation units end of year .....................               6,525                     -
                                                      ===================  ====================
                                                              DREYFUS STOCK INDEX FUND
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           1,860,344               204,067
Accumulation units purchased and
  transferred from other Travelers accounts.........           2,520,515             1,731,536
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (578,219)              (75,259)
                                                      -------------------  --------------------
Accumulation units end of year .....................           3,802,640             1,860,344
                                                      ===================  ====================


                                                       DREYFUS CAPITAL APPRECIATION PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........              88,937                    -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                  (2)                   -
                                                      -------------------  -------------------
Accumulation units end of year .....................              88,935                    -
                                                      ===================  ===================


                                                                 SMALL CAP PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........              12,152                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                  (1)                    -
                                                      -------------------  --------------------
Accumulation units end of year .....................              12,151                     -
                                                      ===================  ====================
                                                         FIDELITY'S EQUITY-INCOME PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           2,073,960               417,374
Accumulation units purchased and
  transferred from other Travelers accounts.........           1,730,725             1,723,184
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (428,734)              (66,598)
                                                      -------------------  --------------------
Accumulation units end of year .....................           3,375,951             2,073,960
                                                      ===================  ====================

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)




                                                                  GROWTH PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           3,463,256              804,434
Accumulation units purchased and
  transferred from other Travelers accounts.........           2,104,492            3,234,083
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (839,644)            (575,261)
                                                      -------------------  -------------------
Accumulation units end of year .....................           4,728,104            3,463,256
                                                      ===================  ===================


                                                                HIGH INCOME PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             437,807                91,884
Accumulation units purchased and
  transferred from other Travelers accounts.........             559,925               417,945
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (99,040)              (72,022)
                                                      -------------------  --------------------
Accumulation units end of year .....................             898,692               437,807
                                                      ===================  ====================
                                                               ASSET MANAGER PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           1,215,833               290,881
Accumulation units purchased and
  transferred from other Travelers accounts.........             604,885             1,129,722
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (318,781)             (204,770)
                                                      -------------------  --------------------
Accumulation units end of year .....................           1,501,937             1,215,833
                                                      ===================  ====================


                                                               HIGH YIELD BOND TRUST
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              42,945                6,520
Accumulation units purchased and
  transferred from other Travelers accounts.........             349,942               38,412
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (16,195)              (1,987)
                                                      -------------------  -------------------
Accumulation units end of year .....................             376,692               42,945
                                                      ===================  ===================


                                                                MANAGED ASSETS TRUST
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             603,628                78,508
Accumulation units purchased and
  transferred from other Travelers accounts.........           2,188,495               557,506
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (196,394)              (32,386)
                                                      -------------------  --------------------
Accumulation units end of year .....................           2,595,729               603,628
                                                      ===================  ====================

                                                               MONEY MARKET PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........              36,825                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........              (7,811)                    -
                                                      -------------------  --------------------
Accumulation units end of year .....................              29,014                     -
                                                      ===================  ====================


                                                                  EQUITY PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........               2,056                    -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                    -
                                                      -------------------  -------------------
Accumulation units end of year .....................               2,056                    -
                                                      ===================  ===================


                                                           SALOMON BROTHERS VARIABLE TOTAL
                                                                     RETURN FUND
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........               6,719                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................               6,719                     -
                                                      ===================  ====================
                                                       SALOMON BROTHERS VARIABLE CAPITAL FUND
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........               4,848                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................               4,848                     -
                                                      ===================  ====================


                                                              SALOMON BROTHERS VARIABLE
                                                                    INVESTORS FUND
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........               1,374                    -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                    -
                                                      -------------------  -------------------
Accumulation units end of year .....................               1,374                    -
                                                      ===================  ===================


                                                            STRONG SCHAFER VALUE FUND II
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........               2,329                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................               2,329                     -
                                                      ===================  ====================
                                                           TEMPLETON ASSET ALLOCATION FUND
                                                                   (CLASS 1 SHARES)
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             852,502                70,211
Accumulation units purchased and
  transferred from other Travelers accounts.........             464,060               885,686
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (288,717)             (103,395)
                                                      -------------------  --------------------
Accumulation units end of year .....................           1,027,845               852,502
                                                      ===================  ====================

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                         TEMPLETON BOND FUND (CLASS 1 SHARES)
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              33,039                15,303
Accumulation units purchased and
  transferred from other Travelers accounts.........              25,634                38,026
Accumulation units redeemed and
  transferred to other Travelers accounts...........              (4,158)              (20,290)
                                                      -------------------  --------------------
Accumulation units end of year .....................              54,515                33,039
                                                      ===================  ====================


                                                        TEMPLETON STOCK FUND (CLASS 1 SHARES)
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           2,109,663               369,698
Accumulation units purchased and
  transferred from other Travelers accounts.........           1,674,723             1,964,813
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (775,122)             (224,848)
                                                      -------------------  --------------------
Accumulation units end of year .....................           3,009,264             2,109,663
                                                      ===================  ====================
                                                       MONTGOMERY VARIABLE SERIES: GROWTH FUND
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........                 338                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................                 338                     -
                                                      ===================  ====================


                                                              EQUITY INCOME PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              72,323                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........           2,961,496               72,323
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (122,422)                   -
                                                      -------------------  -------------------
Accumulation units end of year .....................           2,911,397               72,323
                                                      ===================  ===================


                                                           FEDERATED HIGH YIELD PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............               3,241                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........             124,777                 3,241
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (11,924)                    -
                                                      -------------------  --------------------
Accumulation units end of year .....................             116,094                 3,241
                                                      ===================  ====================
                                                              FEDERATED STOCK PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              22,444                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........             601,139                22,444
Accumulation units redeemed and
  transferred to other Travelers accounts...........              (7,525)                    -
                                                      -------------------  --------------------
Accumulation units end of year .....................             616,058                22,444
                                                      ===================  ====================


                                                                LARGE CAP PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              19,001                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........             604,105               19,001
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (22,319)                   -
                                                      -------------------  -------------------
Accumulation units end of year .....................             600,787               19,001
                                                      ===================  ===================


                                                        LAZARD INTERNATIONAL STOCK PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............               5,095                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........             199,148                 5,095
Accumulation units redeemed and
  transferred to other Travelers accounts...........              (4,032)                    -
                                                      -------------------  --------------------
Accumulation units end of year .....................             200,211                 5,095
                                                      ===================  ====================
                                                            MFS MID CAP GROWTH PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........               2,050                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................               2,050                     -
                                                      ===================  ====================


                                                               MFS RESEARCH PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........              11,707                    -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                    -
                                                      -------------------  -------------------
Accumulation units end of year .....................              11,707                    -
                                                      ===================  ===================


                                                          SOCIAL AWARENESS STOCK PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             196,483                35,689
Accumulation units purchased and
  transferred from other Travelers accounts.........             826,615               175,347
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (42,597)              (14,553)
                                                      -------------------  --------------------
Accumulation units end of year .....................             980,501               196,483
                                                      ===================  ====================
                                                              STRATEGIC STOCK PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........                 866                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................                 866                     -
                                                      ===================  ====================

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)




                                                        DISCIPLINED MID CAP STOCK PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                    -
Accumulation units purchased and
  transferred from other Travelers accounts.........               1,157                    -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                    -
                                                      -------------------  -------------------
Accumulation units end of year .....................               1,157                    -
                                                      ===================  ===================


                                                        DISCIPLINED SMALL CAP STOCK PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........                 285                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................                 285                     -
                                                      ===================  ====================
                                                          TRAVELERS QUALITY BOND PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              24,883                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........             141,286                24,884
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (18,443)                   (1)
                                                      -------------------  --------------------
Accumulation units end of year .....................             147,726                24,883
                                                      ===================  ====================


                                                        U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             101,323               51,072
Accumulation units purchased and
  transferred from other Travelers accounts.........             483,527              118,479
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (108,148)             (68,228)
                                                      -------------------  -------------------
Accumulation units end of year .....................             476,702              101,323
                                                      ===================  ===================


                                                                 UTILITIES PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              27,983                 7,796
Accumulation units purchased and
  transferred from other Travelers accounts.........             130,433                44,237
Accumulation units redeemed and
  transferred to other Travelers accounts...........              (7,470)              (24,050)
                                                      -------------------  --------------------
Accumulation units end of year .....................             150,946                27,983
                                                      ===================  ====================
                                                              ALLIANCE GROWTH PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             425,511                44,777
Accumulation units purchased and
  transferred from other Travelers accounts.........           1,912,035               457,050
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (293,174)              (76,316)
                                                      -------------------  --------------------
Accumulation units end of year .....................           2,044,372               425,511
                                                      ===================  ====================


                                                             MFS TOTAL RETURN PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             154,300                2,087
Accumulation units purchased and
  transferred from other Travelers accounts.........             729,253              161,844
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (148,482)              (9,631)
                                                      -------------------  -------------------
Accumulation units end of year .....................             735,071              154,300
                                                      ===================  ===================


                                                         PUTNAM DIVERSIFIED INCOME PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              63,842                12,636
Accumulation units purchased and
  transferred from other Travelers accounts.........             328,250                57,130
Accumulation units redeemed and
  transferred to other Travelers accounts...........              (9,917)               (5,924)
                                                      -------------------  --------------------
Accumulation units end of year .....................             382,175                63,842
                                                      ===================  ====================
                                                           SMITH BARNEY INTERNATIONAL EQUITY
                                                                       PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             131,870                 8,808
Accumulation units purchased and
  transferred from other Travelers accounts.........             322,089               124,907
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (64,211)               (1,845)
                                                      -------------------  --------------------
Accumulation units end of year .....................             389,748               131,870
                                                      ===================  ====================


                                                        SMITH BARNEY MONEY MARKET PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............             207,764               56,124
Accumulation units purchased and
  transferred from other Travelers accounts.........           3,180,140            1,807,351
Accumulation units redeemed and
  transferred to other Travelers accounts...........          (2,045,080)          (1,655,711)
                                                      -------------------  -------------------
Accumulation units end of year .....................           1,342,824              207,764
                                                      ===================  ===================


                                                         SMITH BARNEY HIGH INCOME PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............              47,378                   278
Accumulation units purchased and
  transferred from other Travelers accounts.........             213,574                72,669
Accumulation units redeemed and
  transferred to other Travelers accounts...........             (28,819)              (25,569)
                                                      -------------------  --------------------
Accumulation units end of year .....................             232,133                47,378
                                                      ===================  ====================

                                                         SMITH BARNEY LARGE CAPITALIZATION
                                                                 GROWTH PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........               4,942                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................               4,942                     -
                                                      ===================  ====================

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT QP
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                       SMITH BARNEY LARGE CAP VALUE PORTFOLIO
                                                      ----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............           1,191,739              270,469
Accumulation units purchased and
  transferred from other Travelers accounts.........           1,092,689            1,027,962
Accumulation units redeemed and
  transferred to other Travelers accounts...........            (275,013)            (106,692)
                                                      -------------------  -------------------
Accumulation units end of year .....................           2,009,415            1,191,739
                                                      ===================  ===================


                                                             EMERGING MARKETS PORTFOLIO
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............                   -                     -
Accumulation units purchased and
  transferred from other Travelers accounts.........                 594                     -
Accumulation units redeemed and
  transferred to other Travelers accounts...........                   -                     -
                                                      -------------------  --------------------
Accumulation units end of year .....................                 594                     -
                                                      ===================  ====================
                                                                      COMBINED
                                                      -----------------------------------------
                                                             1998                 1997
                                                             ----                 ----
Accumulation units beginning of year ...............          28,233,641             4,817,554
Accumulation units purchased and
  transferred from other Travelers accounts.........          57,495,244            27,821,784
Accumulation units redeemed and
  transferred to other Travelers accounts...........         (11,050,781)           (4,405,697)
                                                      -------------------  --------------------
Accumulation units end of year .....................          74,678,104            28,233,641
                                                      ===================  ====================

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
The Travelers Separate Account QP for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account QP for Variable Annuities as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                              --------------------
                                    KPMG LLP
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account QP for Variable Annuities or Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account QP for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-QP    (Annual)    (12-98)    Printed in U.S.A.